Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 26,841	$ 99,495	$ 183,516	$ 35,346
Cash and cash equivalents - Fair Value	26,841	99,495
Restricted cash - Book Value	22,201	954
Restricted cash - Fair Value	22,201	954
Loans receivable from affiliates - Book Value	1,096	750
Loans receivable from affiliates - Fair Value	1,096	750
Amounts due to related parties - Book Value	(15,643)	(1,880)
Amounts due to related parties - Fair Value	(15,643)	(1,880)
Term Loan B facility, net - Book Value	(403,697)	(424,252)
Term Loan B facility, net - Fair Value	(416,947)	(431,764)
Other long-term debt, net - Book Value	(204,804)	(151,722)
Other long-term debt, net - Fair Value	$ (206,570)	$ (153,349)